Schedule of Cash and Cash Equivalents (Details) ¥ in Thousands, Rp in Thousands, $ in Thousands	Dec. 31, 2024 USD ($)	Dec. 31, 2024 IDR (Rp)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 IDR (Rp)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Cash and cash equivalents	$ 9,275		¥ 67,704			¥ 74,648	¥ 122,801
Overseas [Member]
Cash and cash equivalents	15,773	Rp 193		$ 17,486	Rp 159
Overseas [Member] | Rmb [Member]
Cash and cash equivalents			49,383			32,470
CHINA | Variable Interest Entity, Not Primary Beneficiary [Member]
Cash and cash equivalents			261			1,043
CHINA | Variable Interest Entity, Primary Beneficiary [Member]
Cash and cash equivalents			¥ 2,094			¥ 23,490